Significant Accounting Policies - Basis of presentation and use of estimates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASU 2016-18
Basis of presentation and use of estimates
Changes in restricted cash in the consolidated cash flow	$ (25.2)	$ 100.7	$ 140.7